Incorporated herein by reference is a supplement to the prospectus of Small Cap Value Fund , a series of Pacific Global Fund Inc. (File No. 33-50208) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 21, 2015 (SEC Accession No. 0001104659-15-039945).